RELATED PARTY TRANSACTIONS 1 (Detail) - CNY (¥) ¥ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Loan One [Member]
Principal	¥ 150,000	¥ 100,000	¥ 100,000	¥ 200,000
Interest Rate	7.00%	7.00%	7.00%	10.00%
Period	March 1, 2018 to November 30, 2018	February 24 to November 30, 2017	February 24, 2017 to November 30, 2017	March 10, 2015 to November 30, 2015
Loan Two [Member]
Principal		¥ 50,000	¥ 50,000	¥ 200,000
Interest Rate		7.00%	7.00%	9.00%
Period		March 20 to November 30, 2017	March 20, 2017 to November 30, 2017	March 30, 2016 to November 30, 2016
Loan Three [Member]
Principal				¥ 30,000
Interest Rate				5.00%
Period				July 8, 2016 to December 8, 2016
Loan Four [Member]
Principal				¥ 50,000
Interest Rate				6.00%
Period				July 8, 2016 to December 8, 2016